DISPOSITIONS (Details) - USD ($) $ in Millions			1 Months Ended					3 Months Ended	12 Months Ended
	Sep. 30, 2019	Nov. 26, 2018	Jun. 30, 2019	May 31, 2019	Apr. 30, 2018	Jul. 31, 2017	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets									$ 726	$ 500	$ 267
Net gains (losses) on disposal of non-current assets									$ 726	500	267
Facilities management | Disposal group, disposed of by sale, not discontinued operations | Business services
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets				$ 341
Gross proceeds				$ 1,000
Executive relocation business | Disposal group, disposed of by sale, not discontinued operations | Business services
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets			$ 180
Gross proceeds			$ 230
Waste and wastewater services | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets	$ 16
Gross proceeds	$ 220
Palladium mining operations | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets								$ 187
Gross proceeds								$ 572
Proportion of ownership interest in subsidiary sold								81.00%
Australian energy operations | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets		$ 152
Real estate brokerage services | Disposal group, disposed of by sale, not discontinued operations | Business services
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets					$ 55
Proportion of ownership interest call option by associate in joint venture					33.00%
Infrastructure support products manufacturing business | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gross proceeds										109
Net gains (losses) on disposal of non-current assets										$ 42
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations											27
Graphite electrode manufacturing business | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gross proceeds						$ 28
Impairment loss											8
Bath and shower products manufacturing business | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gross proceeds							$ 357
Net gains (losses) on disposal of non-current assets							$ 233
Oil and natural gas business | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gross proceeds											24
Net gains (losses) on disposal of non-current assets											(24)
Impairment loss											$ 23